PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2017
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

5PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31, 2016	As of December 31, 2017

At cost:
Buildings	1,652,641	2,693,843
Data center equipment	1,349,069	2,202,247
Leasehold improvement	1,202,979	2,243,691
Furniture and office equipment	31,270	36,762
Vehicles	3,199	2,972

	4,239,158	7,179,515
Less: Accumulated depreciation	(613,658)	(965,758)

	3,625,500	6,213,757
Construction in progress	697,391	1,951,844

Property and equipment, net	4,322,891	8,165,601

(1)	The carrying amounts of the Company’s property and equipment acquired under capital leases and other financing arrangement at the respective balance sheet dates were as follows:

	As of December 31, 2016	As of December 31, 2017

At cost (note):
Buildings	1,286,079	2,488,522
Data center equipment	26,375	192,946

	1,312,454	2,681,468
Less: Accumulated depreciation	(64,151)	(141,948)

	1,248,303	2,539,520

Note: This item included buildings under construction of RMB313,721 and RMB476,489 and data center equipment under construction of nil and RMB180,228, respectively, as of December 31, 2016 and 2017,

(2)

Depreciation of property and equipment (including assets acquired under capital leases and other financing arrangement) was RMB135,864, RMB212,873 and RMB352,480 for the years ended December 31, 2015, 2016 and 2017, respectively, and included in the following captions:

	Years ended December 31,
	2015	2016	2017

Cost of revenue	131,097	206,724	345,025
General and administrative expenses	4,767	5,425	6,902
Research and development expenses	—	724	553

	135,864	212,873	352,480

(3)	Property and equipment with net a book value of RMB512,566 and RMB698,922 was pledged as security for bank loans (note 10) as of December 31, 2016 and 2017, respectively.

(4)

As of December 31, 2016 and 2017, payables for purchase of property and equipment that are contractually due beyond one year of RMB37,126 and RMB195,749 are recorded in other long-term liabilities in the consolidated balance sheets.